Item 1. Schedule of Investments:
Putnam Limited Duration

Government Income Fund

The fund's portfolio
8/31/05 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS
(40.7%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.3%)

Government National Mortgage Association Adjustable Rate Mortgages
4 1/2s, August 20, 2034	$12,700,709	$12,685,474
3 3/4s, July 20, 2026	88,817	90,854
Government National Mortgage Association Pass-Through Certificates
7 1/2s, with due dates from December 15, 2023 to March 15, 2032	1,456,476	1,559,972
7s, with due dates from July 15, 2029 to May 15, 2032	252,836	267,245

		14,603,545

U.S. Government Agency Mortgage Obligations (38.4%)

Federal Home Loan Mortgage Corporation
7 1/2s, with due dates from April 1, 2016 to December 1, 2017	65,993	69,485
6 1/2s, with due dates from March 1, 2029 to March 1, 2035	18,522,791	19,144,620
5 1/2s, October 1, 2018	882,998	903,280
Federal National Mortgage Association Pass-Through Certificates
7 1/2s, with due dates from October 1, 2022 to November 1, 2030	290,522	309,260
7s, with due dates from July 1, 2029 to April 1, 2035	2,502,791	2,627,498
7s, with due dates from September 1, 2007 to January 1, 2015	667,478	698,869
7s, TBA, September 1, 2035	4,800,000	5,031,750
6 1/2s, with due dates from May 1, 2024 to October 1, 2034	15,593,788	16,120,468
6 1/2s, with due dates from February 1, 2014 to February 1, 2017	1,523,378	1,580,184
6s, with due dates from March 1, 2014 to October 1, 2016	738,187	762,237
5 1/2s, with due dates from January 1, 2009 to October 1, 2019	1,463,038	1,497,351
5 1/2s, TBA, September 1, 2035	168,087,000	169,715,343
5s, May 1, 2019	302,947	305,409
4 1/2s, with due dates from July 1, 2020 to August 1, 2020	19,584,294	19,427,823
4s, June 1, 2019	508,805	496,343
4s, TBA, September 1, 2020	1,400,000	1,364,891

		240,054,811

Total U.S. government and agency mortgage obligations (cost
$253,803,902)		$254,658,356

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.9%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$9,600,000	$9,592,320
Freddie Mac
6 7/8s, September 15, 2010	6,752,000	7,535,232
6 5/8s, September 15, 2009	23,980,000	26,190,256

Total U.S. government agency obligations (cost $43,466,650)		$43,317,808

U.S. TREASURY OBLIGATIONS (31.0%)(a)

	Principal amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014	$1,300,000	$1,322,141
4 1/4s, August 15, 2013	65,596,000	66,825,925
4s, February 15, 2014	25,000,000	24,992,188
3 1/4s, August 15, 2008	102,000,000	100,366,409

Total U.S. treasury obligations (cost $193,789,404)		$193,506,663

COLLATERALIZED MORTGAGE OBLIGATIONS (22.3%)(a)

	Principal amount	Value

Fannie Mae
IFB Ser. 03-130, Class SJ, 13.435s, 2034	$221,454	$250,243
IFB Ser. 05-74, Class DM, 11.807s, 2035	1,327,000	1,493,148
IFB Ser. 05-74, Class NP, 9.794s, 2035	685,000	745,010
Ser. 03-W6, Class PT1, 9.391s, 2042	2,630,372	2,851,844
Ser. 00-42, Class B2, 8s, 2030	35,216	38,216
Ser. 00-17, Class PA, 8s, 2030	175,314	189,292
Ser. 00-18, Class PA, 8s, 2030	164,161	177,118
Ser. 00-19, Class PA, 8s, 2030	174,508	188,316
Ser. 00-20, Class PA, 8s, 2030	98,504	106,526
Ser. 00-21, Class PA, 8s, 2030	292,009	315,683
Ser. 00-22, Class PA, 8s, 2030	207,320	223,781
Ser. 97-37, Class PB, 8s, 2027	482,467	523,837
Ser. 97-13, Class TA, 8s, 2027	71,058	77,194
Ser. 97-21, Class PA, 8s, 2027	285,272	309,214
Ser. 97-22, Class PA, 8s, 2027	542,861	589,234
Ser. 97-16, Class PE, 8s, 2027	188,371	204,387
Ser. 97-25, Class PB, 8s, 2027	179,437	194,426
Ser. 95-12, Class PD, 8s, 2025	111,157	120,497
Ser. 95-5, Class A, 8s, 2025	132,949	144,536
Ser. 95-5, Class TA, 8s, 2025	33,220	36,246
Ser. 95-6, Class A, 8s, 2025	91,600	99,526
Ser. 95-7, Class A, 8s, 2025	117,601	127,965
Ser. 94-106, Class PA, 8s, 2024	174,178	189,626
Ser. 94-95, Class A, 8s, 2024	269,191	293,182
IFB Ser. 05-57, Class MN, 7.635s, 2035	951,077	994,553
Ser. 05-W3, Class 1A, 7 1/2s, 2045	2,427,000	2,614,334
Ser. 04-W8, Class 3A, 7 1/2s, 2044	3,704,445	3,972,507
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	771,819	827,355
Ser. 04-W2, Class 5A, 7 1/2s, 2044	797,393	855,089
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	2,052,406	2,199,144
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	435,202	465,552
Ser. 03-W1, Class 2A, 7 1/2s, 2042	1,057,517	1,125,691
Ser. 03-W4, Class 4A, 7 1/2s, 2042	669,979	713,893
Ser. 02-T18, Class A4, 7 1/2s, 2042	1,259,499	1,346,172
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	3,563,046	3,807,527
Ser. 02-T16, Class A3, 7 1/2s, 2042	7,243,250	7,740,012
Ser. 02-T19, Class A3, 7 1/2s, 2042	1,439,169	1,537,917
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	654,850	700,112
Ser. 02-W4, Class A5, 7 1/2s, 2042	3,202,280	3,418,056
Ser. 02-W1, Class 2A, 7 1/2s, 2042	89,311	94,773
Ser. 02-14, Class A2, 7 1/2s, 2042	335,918	358,345

Ser. 01-T10, Class A2, 7 1/2s, 2041	2,032,601	2,163,785
Ser. 02-T4, Class A3, 7 1/2s, 2041	1,406,920	1,498,220
Ser. 02-T6, Class A2, 7 1/2s, 2041	508,203	540,492
Ser. 01-T12, Class A2, 7 1/2s, 2041	939,175	1,000,317
Ser. 01-T8, Class A1, 7 1/2s, 2041	560,059	595,224
Ser. 01-T7, Class A1, 7 1/2s, 2041	3,417,539	3,627,229
Ser. 01-T3, Class A1, 7 1/2s, 2040	12,773	13,570
Ser. 99-T2, Class A1, 7 1/2s, 2039	189,969	202,939
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,734,609	1,849,355
Ser. 02-T1, Class A3, 7 1/2s, 2031	2,442,992	2,603,610
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,161,966	1,233,260
Ser. 02-W7, Class A5, 7 1/2s, 2029	352,408	376,444
Ser. 02-W3, Class A5, 7 1/2s, 2028	339,664	362,341
Ser. 02-26, Class A1, 7s, 2048	1,477,203	1,557,179
Ser. 04-W12, Class 1A3, 7s, 2044	1,034,445	1,095,540
Ser. 04-T3, Class 1A3, 7s, 2044	1,873,335	1,983,393
Ser. 04-T2, Class 1A3, 7s, 2043	589,803	624,301
Ser. 03-W3, Class 1A2, 7s, 2042	579,673	611,982
Ser. 02-T16, Class A2, 7s, 2042	4,022,020	4,245,437
Ser. 02-T19, Class A2, 7s, 2042	2,955,526	3,121,607
Ser. 01-T10, Class A1, 7s, 2041	1,156,022	1,216,602
Ser. 02-T4, Class A2, 7s, 2041	2,783,608	2,930,981
Ser. 05-45, Class OX, Interest Only (IO), 7s, 2035	1,623,597	267,059
Ser. 04-W1, Class 2A2, 7s, 2033	4,284,565	4,534,944
pass-through certificates Ser. 03-W8, Class 2A, 7s, 2042	6,141,878	6,490,392
Ser. 318, Class 2, IO, 6s, 2032	319,337	56,559
Ser. 350, Class 2, IO, 5 1/2s, 2034	12,080,216	2,254,565
Ser. 338, Class 2, IO, 5 1/2s, 2033	6,231,241	1,169,483
Ser. 333, Class 2, IO, 5 1/2s, 2033	6,425,938	1,207,929
Ser. 329, Class 2, IO, 5 1/2s, 2033	2,417,164	453,423
Ser. 03-45, Class PI, IO, 5 1/2s, 2029	1,168,660	97,875
Ser. 343, Class 25, IO, 4 1/2s, 2018	1,799,195	253,741
IFB Ser. 05-45, Class EW, IO, 3.63s, 2035	12,015,433	686,757
IFB Ser. 05-65, Class KI, IO, 3.359s, 2035	16,749,303	1,068,668
IFB Ser. 05-82, Class SW, IO, 3.18s, 2035	6,124,000	346,389
IFB Ser. 05-82, Class SY, IO, 3.18s, 2035	7,792,000	440,735
IFB Ser. 05-47, Class SW, IO, 3.079s, 2035	4,083,161	230,316
Ser. 05-89, Class S, IO, 3.06s, 2035	10,557,000	605,378
IFB Ser. 04-72, Class BS, IO, 2.859s, 2034	1,046,451	55,567
IFB Ser. 03-124, Class ST, IO, 2.859s, 2034	1,146,622	60,556
IFB Ser. 05-82, Class SI, IO, 2.59s, 2035	6,509,000	283,752
IFB Ser. 05-74, Class NI, IO, 2.59s, 2035	5,848,000	360,454
IFB Ser. 05-74, Class SE, IO, 2.53s, 2035	7,844,851	322,738
Ser. 05-65, Class KO, Principal Only (PO), zero %, 2035	502,691	443,009
Ser. 354, Class 1, PO, zero %, 2034	560,206	460,605
Ser. 352, Class 1, PO, zero %, 2034	13,824,002	11,368,561
Ser. 353, Class 1, PO, zero %, 2034	1,040,529	818,571
Ser. 05-38, PO, zero %, 2031	130,000	102,700
FRB Ser. 05-79, Class FE, zero %, 2035	655,000	671,324
FRB Ser. 05-45, Class FG, zero %, 2035	399,335	406,458
FRB Ser. 05-81, Class DF, zero %, 2033	220,000	228,250

Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	3,563,905	3,825,201
Ser. T-58, Class 4A, 7 1/2s, 2043	919,445	980,728
Ser. T-42, Class A5, 7 1/2s, 2042	496,693	529,505
Ser. T-41, Class 3A, 7 1/2s, 2032	816,752	868,965
Ser. T-60, Class 1A2, 7s, 2044	1,185,798	1,253,710
Ser. T-59, Class 1A2, 7s, 2043	2,475,845	2,612,016
Ser. T-55, Class 1A2, 7s, 2043	1,482,228	1,557,019
Freddie Mac
IFB Ser. 3006, Class QS, 9.506s, 2035	359,510	368,723
IFB Ser. 3012, Class GP, 8.917s, 2035	639,000	672,329
Ser. 2229, Class PD, 7 1/2s, 2030	197,398	211,956
Ser. 2224, Class PD, 7 1/2s, 2030	202,047	216,948
Ser. 2217, Class PD, 7 1/2s, 2030	203,004	217,975
Ser. 2187, Class PH, 7 1/2s, 2029	452,736	486,125
Ser. 1989, Class C, 7 1/2s, 2027	67,960	72,972
Ser. 1990, Class D, 7 1/2s, 2027	188,867	202,796
Ser. 1969, Class PF, 7 1/2s, 2027	161,514	173,426
Ser. 1975, Class E, 7 1/2s, 2027	42,440	45,570
Ser. 1943, Class M, 7 1/2s, 2027	100,925	108,368
Ser. 1932, Class E, 7 1/2s, 2027	138,207	148,400
Ser. 1938, Class E, 7 1/2s, 2027	58,493	62,807
Ser. 1941, Class E, 7 1/2s, 2027	47,748	51,269
Ser. 1924, Class H, 7 1/2s, 2027	153,607	164,936
Ser. 1928, Class D, 7 1/2s, 2027	59,300	63,673
Ser. 1915, Class C, 7 1/2s, 2026	136,724	146,808
Ser. 1923, Class D, 7 1/2s, 2026	161,599	173,517
Ser. 1904, Class D, 7 1/2s, 2026	177,679	190,783
Ser. 1905, Class H, 7 1/2s, 2026	155,126	166,566
Ser. 1890, Class H, 7 1/2s, 2026	150,419	161,513
Ser. 1895, Class C, 7 1/2s, 2026	76,980	82,657
Ser. 2256, Class UA, 7s, 2030	59,223	62,794
Ser. 2208, Class PG, 7s, 2030	527,708	559,536
Ser. 2211, Class PG, 7s, 2030	302,878	321,145
Ser. 2198, Class PH, 7s, 2029	440,083	466,626
Ser. 2054, Class H, 7s, 2028	1,096,860	1,163,015
Ser. 2031, Class PG, 7s, 2028	121,345	128,663
Ser. 2020, Class E, 7s, 2028	606,052	642,604
Ser. 1998, Class PL, 7s, 2027	258,858	274,470
Ser. 1999, Class PG, 7s, 2027	418,587	443,833
Ser. 2004, Class BA, 7s, 2027	245,612	260,426
Ser. 2005, Class C, 7s, 2027	194,103	205,810
Ser. 2005, Class CE, 7s, 2027	216,719	229,789
Ser. 2006, Class H, 7s, 2027	624,363	662,020
Ser. 2006, Class T, 7s, 2027	399,201	423,278
Ser. 1987, Class AP, 7s, 2027	131,618	139,556
Ser. 1987, Class PT, 7s, 2027	206,151	218,584
Ser. 1978, Class PG, 7s, 2027	372,908	395,399
Ser. 1973, Class PJ, 7s, 2027	451,264	478,481
Ser. 1725, Class D, 7s, 2024	85,150	90,285
Ser. 2008, Class G, 7s, 2023	32,721	34,695
Ser. 1750, Class C, 7s, 2023	191,179	202,709
Ser. 1530, Class I, 7s, 2023	202,228	214,425
Ser. 224, IO, 6s, 2033	945,964	168,204
Ser. 226, IO, 5 1/2s, 2034	5,947,778	1,144,697
Ser. 223, IO, 5 1/2s, 2032	1,188,544	211,880
Ser. 2600, Class CI, IO, 5 1/2s, 2029	205,347	44,150
IFB Ser. 2981, Class AS, IO, 3.149s, 2035	2,592,427	151,495
IFB Ser. 2981, Class BS, IO, 3.149s, 2035	1,432,020	80,551
IFB Ser. 2981, Class CS, IO, 3.149s, 2035	1,754,100	101,409
IFB Ser. 3012, Class UI, IO, 2.85s, 2035	1,582,000	85,291
IFB Ser. 3012, Class IG, IO, 2.59s, 2035	5,724,000	320,657
IFB Ser. 2957, Class SW, IO, 2.429s, 2035	5,451,025	189,082
Ser. 228, PO, zero %, 2035	836,423	706,330
FRB Ser. 3024, Class CW, zero %, 2035	214,000	210,849
FRB Ser. 2958, Class FL, zero %, 2035	623,156	602,975
Government National Mortgage Association

IFB Ser. 05-7, Class NP, 6.553s, 2033	324,185	325,728
IFB Ser. 05-65, Class SI, IO, 2.78s, 2035	5,916,000	312,442

Total collateralized mortgage obligations (cost $141,597,797)		$139,551,789

SHORT-TERM INVESTMENTS (31.5%)(a)

	Principal amount	Value

Federal Home Loan Bank for an effective yield of 3.484%,
September 23, 2005	$64,000,000	$63,864,089
Federal Home Loan Bank for an effective yield of 3.409%,
September 9, 2005	31,000,000	30,976,578
Federal Home Loan Bank for an effective yield of 3.409%,
September 14, 2005	65,000,000	64,920,195
U.S. Treasury Bills for an effective rate of 3.271%, September
22, 2005 (SEG)	615,000	613,838

Interest in $175,000,000 tri-party repurchase agreement dated
August 31, 2005 with Bank of America SEC. LLC, due
September 1, 2005 with respect to various U.S. Government
obligations -- maturity value of $36,503,650 for an effective yield of 3.6%, collateralized by a variety of Fannie Maes with a range of coupon rates from 4.507% to 5.5% due from January
1, 2034 through August 1, 2035 valued at $178,500,000.	36,500,000	36,500,000

Total short-term investments (cost $196,874,700)		$196,874,700

TOTAL INVESTMENTS
Total investments (cost $829,532,453)(b)		$827,909,316

Putnam Limited Duration Government Income Fund

FUTURES CONTRACTS OUTSTANDING at 8/31/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
Euro 90 day (Long)	92	22,097,250	Sep-05	(66,715)
Euro 90 day (Long)	45	10,791,000	Dec-05	(34,463)
Euro 90 day (Long)	31	7,431,088	Mar-06	(2,653)
Euro 90 day (Long)	8	1,917,200	Jun-06	70
U.S. Treasury Bond (Short)	48	5,665,500	Dec-05	(67,644)
U.S. Treasury Note 10 yr (Short)	6	677,531	Sep-05	(9,486)
U.S. Treasury Note 2 yr (Short)	149	30,856,969	Dec-05	(107,541)
U.S. Treasury Note 5 yr (Short)	376	40,749,000	Dec-05	(364,691)

Total				$(653,123)

Putnam Limited Duration Government Income Fund

TBA SALE COMMITMENTS OUTSTANDING at 8/31/05 (proceeds receivable $19,784,797) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value
FNMA, 5 1/2s, September 1, 2035	$7,300,000	9/14/05	$7,370,719
FNMA, 4 1/2s, September 1, 2020	12,600,000	9/19/05	12,490,734

Total			$19,861,453

Written options outstanding at August 31, 2005
(premiums received $1,051,960)(Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the right to pay a fixed rate of 4.55%
versus 3 month LIBOR maturing on July 5, 2017.	13,600,000	Jul 07/4.55	$530,144

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the right to receive a fixed rate of 4.55%
versus 3 month LIBOR maturing on July 5, 2017.	13,600,000	Jul 07/4.55	473,347
			$1,003,491

Putnam Limited Duration Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)
Agreement with JPMorgan Chase Bank, N.A. dated August 31, 2005 to receive semi-annually the notional amount multiplied by 4.4505% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	$65,600,000	9/2/15	--

Agreement with Bank of America, N.A. dated August 9, 2005 to pay semi-annually the notional amount multiplied by 4.892% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	45,000,000	8/11/15	(1,611,327)

Agreement with Lehman Brothers Special Financing, Inc. dated June 27,
2005 to pay semi-annually the notional amount multiplied by 3.9334%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR-BBA.	35,800,000	6/29/07	117,763

Agreement with Bank of America, N.A. dated August 30, 2005 to pay semi-annually the notional amount multiplied by 4.53125% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	26,940,000	9/1/15	163,208

Agreement with Lehman Brothers Special Financing, Inc. dated June 27,
2005 to pay semi-annually the notional amount multiplied by 4.3059%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR-BBA.	6,600,000	6/29/15	60,973

Agreement with Bank of America, N.A. dated December 2, 2003 to pay semi-annually the notional amount multiplied by 2.444% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	10,538,000	12/4/05	64,327

Agreement with Bank of America, N.A. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 2.1125% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	1,861,000	12/16/05	14,964

Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	1,847,000	8/2/15	32,436

Agreement with Lehman Brothers Special Financing, Inc. dated February 2, 2005 to receive semi-annually the notional amount multiplied by 4.089% and pay
quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	91,000,000	2/4/10	(620,828)

Agreement with Lehman Brothers Special Financing, Inc. dated December 9, 2003 to pay semi-annually the notional amount multiplied by 4.64101% and receive
quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	39,362,000	12/11/13	(770,428)

Agreement with Lehman Brothers Special Financing, Inc. dated December 5, 2003 to receive semi-annually the notional amount multiplied by 2.23762% and pay
quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	21,743,000	12/9/05	(157,775)

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.999% and receive
quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	14,191,000	1/26/06	134,839

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 2.009% and receive
quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	13,848,000	1/23/06	129,080

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 2.008% and receive
quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	13,848,000	1/23/06	129,080

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 2.007% and receive
quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	7,438,000	1/26/06	70,418

Agreement with Lehman Brothers Special Financing, Inc. dated December 12,
2003 to pay semi-annually the notional amount multiplied by 4.579% and receive
quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	5,783,000	12/16/13	(87,786)

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.375% and receive
quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	4,692,000	1/26/14	2,981

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive
quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	4,578,000	1/23/14	(7,377)

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive
quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	4,578,000	1/23/14	(10,618)

Agreement with Lehman Brothers Special Financing, Inc. dated December 11,
2003 to pay semi-annually the notional amount multiplied by 4.710% and receive
quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	4,268,000	12/15/13	(104,418)

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.379% and receive
quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	2,403,000	1/26/14	1,527

Agreement with Lehman Brothers Special Financing, Inc. dated December 11,
2003 to pay semi-annually the notional amount multiplied by 2.235% and receive
quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	1,020,000	12/15/05	7,552

Total			(2,441,409)

NOTES

(a) Percentages indicated are based on net assets of $625,369,870.

(b) The aggregate identified cost on a tax basis is $829,606,491, resulting in gross unrealized appreciation and depreciation of $3,629,277 and $5,326,452, respectively, or net unrealized depreciation of $1,697,175.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2005.

At August 31, 2005, liquid assets totaling $172,642,330 have been designated as collateral for open written opitons and forward commitments. contracts.

TBA after the name of a security represents to be announced securities.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest, or swaps, to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is “marked-to-market” daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is “marked-to-market” daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005